Consolidated Statements of Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/profit	₨ 138,493	$ 2,002	₨ (1,022,229)	₨ (1,191,569)
Other comprehensive loss/(gain), net of tax
Foreign currency translation	(2,343,622)	(33,887)	(546,198)	(10,228)
Effective portion of cashflow hedge	2,227,097	32,202	246,895
Income tax effect on effective portion of cash flow hedge	(313,775)	(4,537)	(36,579)
Unrealized (loss)/gain on available-for-sale securities	(22,573)	(326)	12,824	21,747
Income tax effect on unrealized gain/(loss) on available for sale of securities			(11,940)
Total other comprehensive loss	(452,873)	(6,548)	(334,998)	11,519
Total comprehensive loss	₨ (314,380)	$ (4,546)	₨ (1,357,227)	₨ (1,180,051)